INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Revenues
Revenues	₽ 55,910	$ 752.6	₽ 20,145	₽ 2,145
Revenues	356,171	4,794.2	218,344	175,391
MLU B.V
Revenues
Revenues, excluding sale of goods	101,402	1,364.9	57,516	44,636
Online Advertising Revenues
Revenues
Revenues	166,618	2,242.7	126,450	121,738
Other revenues
Revenues
Revenues	₽ 32,241	$ 434.0	₽ 14,233	₽ 6,872